Segment Information - Additional Information (Detail) - Segment	12 Months Ended
	May 31, 2017	May 31, 2015
Segment Reporting Information [Line Items]
Number of operating segments	7	6
Sales Revenue, Segment [Member] | Product Concentration Risk [Member]
Segment Reporting Information [Line Items]
Quantitative threshold	10.00%